UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: April 30, 2012

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2012 (UNAUDITED)

The AlphaOne Funds file their complete schedule of fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 855-4-ALPHAONE; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2012 (UNAUDITED)

Dear Shareholders:

We are pleased to send you the semi-annual report for the AlphaOne Micro Cap Equity Fund for the six months ended April 30, 2012.

Your Fund’s performance was 8.91% (I Shares), 8.81% (Investor Shares) and 8.59% (R Shares) for the six months ending April 30, 2012. The Russell 2000 Index benchmark returned 11.02% over that time. Over the last twelve months, the Fund has returned -3.36% (I Shares), -3.56% (Investor Shares) and -3.85% (R Shares). The Russell 2000 Index returned -4.25% over the same period.

In lagging behind the Russell 2000 Index somewhat over the last six months, the Fund behaved much as we would expect over a steep stock market climb. As you know, we seek long-term capital appreciation and approach stock selection with a quality orientation. We continually strive to identify and invest in micro capitalization companies with strong managements, low leverage and quality products and/or services. In contrast, some of the Russell 2000 Index’s strong return over the last six months was driven by higher beta companies with higher leverage and weaker products or long-term product cycles. However, we believe that investor demand for quality companies is ongoing and, as the market saw a correction in April 2012, the Fund portfolio protected its gains better than did the broader Russell 2000 Index.

Stock selection continues to be the driving force behind Fund performance. Two of the best performing stocks over the last six months came from the Producer Durables sector: DXP Enterprises (DXPE) and On Assignment (ASGN). DXPE provides maintenance and repair services and products to commercial enterprises and buildings. Over the past several years the company has grown via increased demand for services, and importantly, via very accretive acquisitions. ASGN provides temporary employment services into both the tech and health care sectors and recently announced an acquisition of a faster growing temporary employer specializing in technology. The Financial Services and Health Care sectors also delivered strong positive contribution to portfolio performance.

The largest detractor over the trailing six-month period came from the Technology sector; Vocus (VOCS). VOCS is an internet news retrieval business that also provides composition services to small and medium size businesses. The company recently spent a large portion of its available cash to purchase an overpriced, lower margin, slower growth business than what it already possessed. We did not support this acquisition and eliminated the stock from the portfolio. Bio-Reference Laboratories (BRLI) specializes in lab testing for genetic markers that may detect early stage renal cancers. The drop in the company’s stock price is attributable to ongoing concerns about demand for and payment for these tests.

Sincerely,

The AlphaOne Capital Partners Team

The above commentary represents management’s assessment of the Fund and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Definition of the Comparative Indices

Russell 2000 Index is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2012 (UNAUDITED)

Sector Weightings*

* Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 91.4%†
	Shares	Value

CONSUMER DISCRETIONARY — 4.5%
Citi Trends*	52,139	$580,828
Einstein Noah Restaurant Group	56,600	800,890
Harte-Hanks	59,500	499,800
Red Robin Gourmet Burgers*	15,400	549,164

		2,430,682

ENERGY — 5.6%
Dawson Geophysical*	24,200	649,770
GeoResources*	15,242	574,776
Natural Gas Services Group*	62,916	820,425
RPC	93,013	961,754

		3,006,725

FINANCIAL SERVICES — 25.7%
Banner	24,741	543,065
Berkshire Hills Bancorp	42,035	953,774
Bryn Mawr Bank	40,407	868,346
Calamos Asset Management, Cl A	83,956	1,084,712
Capital City Bank Group	29,048	242,551
Columbia Banking System	40,169	823,063
Financial Institutions	61,950	1,048,194
First Connecticut Bancorp	62,634	826,143
Flushing Financial	29,253	381,167
Iberiabank	9,943	507,789
OceanFirst Financial	64,909	945,724
Park Sterling*	149,065	702,096
Renasant	43,010	688,160
Sterling Bancorp, Cl N	74,039	704,111
Virginia Commerce Bancorp*	91,363	715,372
Webster Financial	43,633	991,778
West Coast Bancorp*	54,344	1,061,882
WSFS Financial	20,172	805,064

		13,892,991

HEALTH CARE — 16.1%
BioScrip*	154,153	1,142,274
Hanger Orthopedic Group*	44,554	1,049,247

	Shares	Value

HEALTH CARE — continued
HMS Holdings*	23,411	$563,269
Medtox Scientific*	47,386	1,047,230
Merit Medical Systems*	50,015	661,198
MWI Veterinary Supply*	11,214	1,058,601
National Research	26,034	1,258,483
Synergetics USA*	14,391	93,830
US Physical Therapy	60,577	1,476,867
Vocera Communications*	16,785	371,788

		8,722,787

PRODUCER DURABLES — 30.9%
Altra Holdings*	41,130	751,856
AZZ	18,664	965,115
CRA International*	25,683	525,217
Douglas Dynamics	54,857	775,129
DXP Enterprises*	21,457	930,590
Exponent*	9,706	463,947
Forrester Research	29,615	1,049,852
GP Strategies*	53,279	894,022
Great Lakes Dredge & Dock	139,048	1,030,346
Hill International*	87,392	311,115
Hurco*	26,484	697,324
Knight Transportation	40,798	669,903
LB Foster, Cl A	25,092	672,717
LMI Aerospace*	42,927	785,135
Marten Transport	31,997	674,177
Multi-Color	40,102	854,975
Old Dominion Freight Line*	15,977	710,497
On Assignment*	46,744	874,580
Raven Industries	9,940	598,487
Team*	18,130	537,192
Thermon Group Holdings*	42,917	953,616
Titan Machinery*	27,773	989,552

		16,715,344

TECHNOLOGY — 8.6%
AXT*	146,081	743,552
Dynamics Research*	47,557	341,935
GSI Group*	76,325	921,243
II-VI*	32,373	660,733
IXYS*	79,534	990,994
Methode Electronics	73,810	623,694
PDF Solutions*	37,985	335,028

		4,617,179

Total Common Stock (Cost $43,607,205)		49,385,708

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2012 (UNAUDITED)

CASH EQUIVALENT — 12.7%
	Shares	Value

BlackRock Liquidity Funds T-Fund Portfolio, 0.010% (A) (Cost $6,842,384)	6,842,384	$6,842,384

Total Investments — 104.1% (Cost $50,449,589)		$56,228,092

Percentages are based on Net Assets of $54,059,719.
*		Non-income producing security.
†		More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)		The rate reported is the 7-day effective yield as of April 30, 2012.
Cl	–	Class

As of April 30, 2012 all of the Fund’s investments were Level 1 in accordance with ASC 820.

For the six months ended April 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2012 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES
Assets:
Investments, at Value (Cost $50,449,589)	$56,228,092
Receivable for Investment Securities Sold	556,871
Receivable from Investment Adviser	12,041
Dividends Receivable	11,638
Prepaid Expenses	45,497

Total Assets	56,854,139

Liabilities:
Payable for Investment Securities Purchased	2,703,743
Payable due to Investment Adviser	40,506
Payable due to Administrator	9,426
Chief Compliance Officer Fees Payable	1,854
Payable due to Trustees	1,594
Payable for Printing Fees	7,633
Shareholder Service Fees — R Class	254
Payable for Distribution Fees — Investor Class	58
Payable for Distribution Fees — R Class	40
Other Accrued Expenses	29,312

Total Liabilities	2,794,420

Net Assets	$54,059,719

NET ASSETS CONSIST OF:
Paid-in Capital	$47,796,426
Accumulated Net Investment Loss	(66,883)
Accumulated Net Realized Gain on Investments	551,673
Net Unrealized Appreciation Investments	5,778,503

Net Assets	$54,059,719

I Class Shares
Net Assets	$53,768,636
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	5,586,508

Net Asset Value and Offering Price Per Share	$9.62

Investor Class Shares
Net Assets	$192,820
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	20,093

Net Asset Value and Offering Price Per Share	$9.60

R Class Shares
Net Assets	$98,263
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	10,268

Net Asset Value and Offering Price Per Share	$9.57

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
FOR THE SIX MONTHS ENDED
APRIL 30, 2012 (UNAUDITED)

STATEMENTS OF OPERATIONS
Investment Income
Dividends	$158,089

Total Investment Income	158,089

Expenses
Investment Advisory Fees	158,215
Administration Fees	57,238
Trustees’ Fees	4,975
Chief Compliance Officer Fees	2,910
Shareholder Servicing and Distribution Fees — R Class	235
Distribution Fees — Investor Class	173
Transfer Agent Fees	39,603
Offering Costs	25,787
Registration and Filing Fees	16,397
Legal Fees	10,730
Audit Fees	9,451
Printing Fees	7,910
Custodian Fees	2,486
Other Expenses	6,266

Total Expenses	342,376

Less:
Waiver of Advisory Fees	(117,403)
Fees Paid Indirectly	(1)

Net Expenses	224,972

Net Investment Loss	(66,883)

Net Realized Gain on Investments	553,456
Net Change in Unrealized Appreciation on Investments	2,788,481

Net Realized and Unrealized Gain on Investments	3,341,937

Net Increase in Net Assets Resulting from Operations	$3,275,054

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2012 (Unaudited)	Period Ended October 31, 2011*
Operations:
Net Investment Loss	$(66,883)	$(4,502)
Net Realized Gain on Investments,	553,456	25,745
Net Change in Unrealized Appreciation/(Depreciation) on Investments	2,788,481	(114,601)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,275,054	(93,358)

Dividends and Distributions:
Net Realized Gains:
I Class	(17,997)	—
Investor Class	(2,778)	—
R Class	(2,251)	—

Total Dividends and Distributions	(23,026)	—

Capital Share Transactions:
I Class:
Issued	5,036,167	800,200
Issued in Connection with In-Kind Transfer**	44,751,554	—
Reinvestment of Dividends	17,995	—
Redeemed	(96)	—

Increase in I Class Capital Share Transactions	49,805,620	800,200

Investor Class:
Issued	80,057	110,100
Reinvestment of Dividends	2,777	—
Redeemed	(56)	—

Increase in Investor Class Capital Share Transactions	82,778	110,100

R Class:
Issued	1	100,100
Reinvestment of Dividends	2,250	—

Increase in R Class Capital Share Transactions	2,251	100,100

Net Increase in Net Assets from Capital Share Transactions	49,890,649	1,010,400

Total Increase in Net Assets	53,142,677	917,042

Net Assets:
Beginning of Period	917,042	—

End of Period	$54,059,719	$917,042

Accumulated Net Investment Loss	$(66,833)	$—

Shares Issued and Redeemed:
I Class:
Issued	530,336	80,020
Issued in Connection with In-Kind Transfer**	4,974,108	—
Reinvestment of Dividends	2,054	—
Redeemed	(10)	—

Total I Class Transactions	5,506,488	80,020

Investor Class:
Issued	8,589	11,192
Reinvestment of Dividends	318	—
Redeemed	(6)	—

Total Investor Class Transactions	8,901	11,192

R Class:
Issued	—	10,010
Reinvestment of Dividends	258	—

Total R Class Transactions	258	10,010

Net Increase in Shares Outstanding from Share Transactions	5,515,647	101,222

Amounts designated as “—” are $0 or zero shares.

*	Commenced operations on March 31, 2011.
**	See Note 8 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND

FINANCIAL HIGHLIGHTS
								Selected Per Share Data & Ratios
							For a Share Outstanding Throughout each Period
	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT LOSS^	NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	CAPITAL GAINS DISTRIBUTIONS	NET ASSET VALUE, END OF PERIOD	TOTAL RETURN‡	NET ASSETS, END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE NET ASSETS*	RATIO OF EXPENSES TO AVERAGE NET ASSETS (EXCLUDING WAIVERS & INTEREST EXPENSE)*	RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS*	PORTFOLIO TURNOVER RATE**
I Class†
2012^^	$9.06	(0.02)	0.80	0.78	(0.22)	$9.62	8.91%	$53,769	1.42%	2.08%	(0.42)%	34%
2011	10.00	(0.04)	(0.90)	(0.94)	—	9.06	(9.40)	725	1.49	41.19	(0.75)	37%
Investor Class†
2012^^	$9.05	(0.03)	0.80	0.77	(0.22)	9.60	8.81%	$193	1.67%	11.95%	(0.67)%	34%
2011	10.00	(0.05)	(0.90)	(0.95)	—	9.05	(9.50)	101	1.74	41.59	(1.00)	37%
R Class†
2012^^	$9.04	(0.04)	0.79	0.75	(0.22)	9.57	8.59%	$98	1.92%	14.60%	(0.85)%	34%
2011	10.00	(0.07)	(0.89)	(0.96)	—	9.04	(9.60)	91	1.99	41.69	(1.25)	37%

†	Commenced operations on March 31, 2011.
^	Calculation performed using average shares for the period.
^^	For the six months ended April 30, 2012 (unaudited).
‡	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived or assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
*	Annualized
**	Not Annualized

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2012

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 41 funds. The AlphaOne Micro Cap Equity Fund and the AlphaOne U.S. Equity Long Short Fund (the “AlphaOne Funds”) are each series of the Trust. The financial statements herein are those of the AlphaOne Micro Cap Equity Fund (the “Fund”). The Fund, which commenced operations on March 31, 2011, is diversified and seeks long-term capital appreciation. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund:

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2012, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or abilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2012

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2012, there have been no significant changes to the Fund’s fair value methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2012, the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Classes — Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds in the Trust and/or relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid annually by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

Organization and Offering Costs — Organization costs of the Fund, which commenced operations on March 31, 2011, have been expensed as incurred. Offering costs, including costs of printing initial prospectuses and registration fees, were amortized to expense over twelve months. As of April 30, 2012, the Fund had no remaining offering fees to be amortized.

Redemption Fees — The Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than 90 days. The redemption fee is recorded as an increase paid-in capital. For the six months ended April 30, 2012 there were no redemption fees retained.

3. Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Fund Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Transfer Agent and Custodian Agreements:

The AlphaOne Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to 0.11% of the first $750 million and 0.09% of average daily net assets over $750 million of the AlphaOne Funds’ average daily net assets, subject to a minimum fee of $255,000 for the two initial AlphaOne Funds, each with three classes of shares which is allocated to each Fund based on its net assets. Due to these minimums, the annual administration fee the AlphaOne Funds pay will exceed the above percentages at low asset levels.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2012

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as amended and restated on November 12, 2002. The Trust and Distributor are parties to a Distribution Plan dated November 14, 2001, amended and restated on November 12, 2002. The Fund has adopted the Distribution Plan (the “Plan”) for the Investor Class Shares and R Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to the Investor Class Shares and R Class Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of I Class Shares of the Fund.

The Fund entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to R Class Shares, subject to the arrangement for provision of shareholder and administrative services. For the six months ended April 30, 2012, the Fund incurred $118 or 0.25%, of shareholder servicing fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended April 30, 2012, the Fund earned credits of $1, which were used to offset transfer agent expenses. This amount is included in “Fees Paid Indirectly” on the Statements of Operations.

Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. Investment Advisory Agreement:

AlphaOne Investment Services, LLC serves as the Adviser (the “Adviser”) to the Fund. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund. The Adviser may, from its own resources, compensate broker dealers whose clients purchase shares of the Fund. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep each Fund’s net operating expenses (excluding 12b-1 Fees, Shareholder Servicing Fees, dividend and interest expense on securities sold short, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.50% of each Fund’s average daily net assets until March 1, 2013. In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses in order to keep the Fund net operating expenses (excluding excluded expenses) from exceeding 1.42% of the Fund’s average daily net assets. The Adviser intends to continue this voluntary expense limitation until further notice, but may discontinue all or part of it at any time.

If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Fund’s total annual fund operating expenses (not including excluded expenses) and the amounts listed above to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. At April 30, 2012, pursuant to the above, the amount of previously waived and reimbursed fees for the Fund for which the Adviser may seek reimbursement through April 30, 2014 is $335,068.

6. Investment Transactions:

The cost of security purchases and proceeds from security sales, other than short-term securities, for the six months ended April 30, 2012, were as follows:

	Purchases	Sales and Maturities
AlphaOne Micro Cap Equity Fund	$13,692,390	$8,771,619

There were no purchases or sales of long-term U.S. Government securities for the Fund.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are generally due to differing book and tax treatments for foreign currency transactions and net operating losses.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. Such reclassifications are recorded during the period in which they arise.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2012

As of October 31, 2011, the components of Accumulated Losses on a tax basis were as follows:

	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Total Accumulated Losses
AlphaOne Micro Cap Equity Fund	$23,021	$(116,379)	$(93,358)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Fund at April 30, 2012 were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
AlphaOne Micro Cap Equity Fund	$50,449,589	$8,507,101	$(2,728,598)	$5,778,503

8. In Kind:

On January 3, 2012, the I Class shares of the Fund had a contribution in-kind from a separate account. As a result of the transfer, the securities were exchanged tax-free as follows:

	Shares Issued	Net Assets	Unrealized Appreciation
Micro Cap Equity Fund	4,974,108	$44,751,554	$3,104,623

9. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. Other:

At April 30, 2012, 100% of total shares outstanding of each class of the Fund were held by an affiliate of the Investment Adviser.

11. Recent Accounting Pronouncements:

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

12. Subsequent Event:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2012

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
AlphaOne Micro Cap Equity Fund, I Class	$1,000.00	$1,089.10	1.42%	$7.38
AlphaOne Micro Cap Equity Fund, Investor Class	1,000.00	1,088.10	1.67%	8.67
AlphaOne Micro Cap Equity Fund, R Class	1,000.00	1,085.90	1.92%	9.96

Hypothetical 5% Return
AlphaOne Micro Cap Equity Fund, I Class	$1,000.00	$1,017.80	1.42%	$7.12
AlphaOne Micro Cap Equity Fund, Investor Class	1,000.00	1,016.56	1.67%	8.37
AlphaOne Micro Cap Equity Fund, R Class	1,000.00	1,015.32	1.92%	9.32

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

The AlphaOne Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-855-4-ALPHAONE

Adviser:

AlphaOne Investment Services, LLC

One Tower Bridge

100 Front Street, Suite 1250

West Conshohocken, PA 19428

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave., N.W.

Washington, DC 20004

Independent Registered Public Accounting Firm:

Ernst & Young LLP

Two Commerce Square

2001 Market Street, Suite 4000

Philadelphia, PA 19103

This information must be preceded or accompanied by a

current prospectus for the Funds described.

ACP-SA-003-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 6, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: July 6, 2012